Intangibles and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Oct. 01, 2015
Historical cost	$ 19,000	$ 0
Additions	0	19,000
Historical cost	19,000	19,000
Amortization for the year	(2,405)	(605)
Accumulated depreciation	(3,010)	(605)
Intangibles and goodwill			$ 15,990	$ 18,395
Historical cost	19,251	19,251
Historical cost	18,646	0
Additions	0	19,251
Amortization for the year	(2,405)	(605)
Accumulated amortization	(3,010)	(605)
Intangibles and goodwill	18,646	0	16,241	18,646	$ 251
Historical cost, Goodwill	251	0
Additions, Goodwill	0	251
Historical cost, Goodwill	251	251
Intangibles and goodwill	251	0	251	251
Above Market Time Charter [Member]
Historical cost	11,000	0
Additions	0	11,000
Historical cost	11,000	11,000
Amortization for the year	(2,405)	(605)
Accumulated depreciation	(3,010)	(605)
Intangibles and goodwill			7,990	10,395
Option for time charter extension [Member]
Historical cost	8,000	0
Additions	0	8,000
Historical cost	8,000	8,000
Amortization for the year	0	0
Accumulated depreciation	$ 0	$ 0
Intangibles and goodwill			$ 8,000	$ 8,000